Other Post-Employment Benefits - Summary of Other Post-Employment Benefit Obligation to Changes in the Discount Rate, Health Care Cost Trend Rate and Mortality Assumptions (Detail) - Pension defined benefit plans [member] - CAD ($)
$ in Millions
	Mar. 31, 2023	Mar. 31, 2022
Actuarial assumption of discount rates [member]
Statement [Line Items]
One percentage point increase	$ (118.5)	$ (134.5)
One percentage point decrease	141.8	162.7
Actuarial assumption of discount rates [member] | Other Post Employment Benefits [Member]
Statement [Line Items]
One percentage point increase	(25.2)	(29.9)
One percentage point decrease	31.7	37.7
Health care cost trend rates [Member] | Other Post Employment Benefits [Member]
Statement [Line Items]
One percentage point increase	25.8	29.6
One percentage point decrease	(22.2)	(24.9)
Actuarial assumption of mortality rates [member]
Statement [Line Items]
One percentage point increase	32.4	34.4
One percentage point decrease	(31.5)	(33.6)
Actuarial assumption of mortality rates [member] | Other Post Employment Benefits [Member]
Statement [Line Items]
One percentage point increase	8.3	9.5
One percentage point decrease	$ (8.1)	$ (9.3)